Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost
Additions related to asset acquisitions	$ 73,749	$ 17,979
Net book value	348,525	186,012
BVVE [Member]
Cost
Net book value	283,569	155,009
Mineral assets [Member]
Cost
Net book value
Land and buildings [member]
Cost
Net book value	33,607	5,316
Leasehold improvements [member]
Cost
Net book value	30,450	25,072
Vehicles [member]
Cost
Net book value	899	615
Cost [Member]
Cost
Balance beginning	412,533	367,957
Additions	334,182	71,142
Additions related to asset acquisitions		43
Dispositions	(1,018)	(16,422)
Transfer to assets held for sale	(208,471)	(9,688)
Effect of change in discount rate in asset retirement obligations	88	(499)
Sales tax recovery	(15,866)
Balance ending	521,448	412,533
Cost [Member] | BVVE [Member]
Cost
Balance beginning	354,803	308,205
Additions	294,311	63,598
Additions related to asset acquisitions		13
Dispositions	(433)	(7,325)
Transfer to assets held for sale	(208,471)	(9,688)
Effect of change in discount rate in asset retirement obligations
Sales tax recovery	(14,763)
Balance ending	425,447	354,803
Cost [Member] | Mineral assets [Member]
Cost
Balance beginning		9,000
Additions
Additions related to asset acquisitions
Dispositions		(9,000)
Transfer to assets held for sale
Effect of change in discount rate in asset retirement obligations
Sales tax recovery
Balance ending
Cost [Member] | Land and buildings [member]
Cost
Balance beginning	5,740	4,392
Additions	29,114	1,348
Additions related to asset acquisitions
Dispositions
Transfer to assets held for sale
Effect of change in discount rate in asset retirement obligations
Sales tax recovery	(428)
Balance ending	34,426	5,740
Cost [Member] | Leasehold improvements [member]
Cost
Balance beginning	50,728	45,278
Additions	10,228	5,924
Additions related to asset acquisitions		30
Dispositions	(560)	(5)
Transfer to assets held for sale
Effect of change in discount rate in asset retirement obligations	88	(499)
Sales tax recovery	(657)
Balance ending	59,827	50,728
Cost [Member] | Vehicles [member]
Cost
Balance beginning	1,262	1,082
Additions	529	272
Additions related to asset acquisitions
Dispositions	(25)	(92)
Transfer to assets held for sale
Effect of change in discount rate in asset retirement obligations
Sales tax recovery	(18)
Balance ending	1,748	1,262
Accumulated Depreciation [Member]
Cost
Balance beginning	226,521	148,529
Depreciation	146,030	81,455
Sales tax recovery - depreciation	(8,760)
Dispositions	(501)	(14,834)
Transfer to assets held for sale	(197,199)	(8,418)
Impairment		4,882
Impairment on deposits transferred to PPE	6,832	14,907
Balance ending	172,923	226,521
Accumulated Depreciation [Member] | BVVE [Member]
Cost
Balance beginning	199,794	120,097
Depreciation	141,219	77,551
Sales tax recovery - depreciation	(8,624)
Dispositions	(62)	(5,756)
Transfer to assets held for sale	(197,199)	(8,418)
Impairment		1,882
Impairment on deposits transferred to PPE	6,750	14,438
Balance ending	141,878	199,794
Accumulated Depreciation [Member] | Mineral assets [Member]
Cost
Balance beginning		6,000
Depreciation
Sales tax recovery - depreciation
Dispositions		(9,000)
Transfer to assets held for sale
Impairment		3,000
Impairment on deposits transferred to PPE
Balance ending
Accumulated Depreciation [Member] | Land and buildings [member]
Cost
Balance beginning	424	270
Depreciation	423	154
Sales tax recovery - depreciation	(28)
Dispositions
Transfer to assets held for sale
Impairment
Impairment on deposits transferred to PPE
Balance ending	819	424
Accumulated Depreciation [Member] | Leasehold improvements [member]
Cost
Balance beginning	25,656	21,636
Depreciation	4,166	3,556
Sales tax recovery - depreciation	(104)
Dispositions	(423)	(5)
Transfer to assets held for sale
Impairment
Impairment on deposits transferred to PPE	82	469
Balance ending	29,377	25,656
Accumulated Depreciation [Member] | Vehicles [member]
Cost
Balance beginning	647	526
Depreciation	222	194
Sales tax recovery - depreciation	(4)
Dispositions	(16)	(73)
Transfer to assets held for sale
Impairment
Impairment on deposits transferred to PPE
Balance ending	$ 849	$ 647